Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Right‑of‑use assets (Note 12)
- Properties	144,001	89,574

Lease liabilities (Note 27)
- Non current	97,473	44,553
- Current	57,417	47,030
	154,890	91,583

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right‑of‑use assets	97,924	88,974	75,519
Interest expenses (included in finance cost)	7,736	5,803	7,578
	105,660	94,777	83,097